Power project acquisition and development costs	12 Months Ended
Dec. 31, 2022
Disclosure Of Power Project Acquisition And Development Costs [Abstract]
Power project acquisition and development costs [Text Block]

8     Power project acquisition and development costs

	Development Costs	Acquisition Costs	Total
December 31, 2020	$4,108,336	$1,591,500	$5,699,836
Additions	487,842	-	487,842
Unrealized foreign exchange	(17,424)	(6,750)	(24,174)
December 31, 2021	$4,578,754	$1,584,750	$6,163,504
Additions	424,420	-	424,420
Unrealized foreign exchange	305,375	108,250	413,625
December 31, 2022	$5,308,549	$1,693,000	$7,001,549

Montalva Project

In April 2013, the Company entered into a 50/50 arrangement to create AG Solar with Alterra Power Corp ("Alterra") (the "Arrangement"). The Arrangement was created to develop 100 Megawatts ("MW's") of solar generation capacity in Puerto Rico under a Master Renewable Power Purchasing and Operating Agreement ("PPOA"), dated December 20, 2011, and amended on March 16, 2012 (the "Master Agreement"), with Puerto Rico Electric Power Authority ("PREPA") which the partnership through its wholly owned subsidiary, PBJL Energy Corporation, currently has rights to.

On July 12, 2013, the Company signed a Membership Interest Purchase and Sale Agreement ("MIPSA") with Magma Energy (U.S.) Corp. ("Magma"), a subsidiary of Alterra, and amended on October 11, 2013 whereby the Company will purchase from Alterra its 50% interest in and to the shares of AG Solar. The consideration was US $1.25 Million. The Company completed the MIPSA on September 12, 2014 (the "Acquisition Date"), the Company now owns 100% of AG .

Under the terms of the Master Agreement, the Company filed its 100 MW AC Montalva Solar Project with PREPA on September 5, 2013, requesting an interconnection evaluation and issuance of a project specific PPOA for Montalva. After numerous delays by PREPA and failed attempts by the Company through emails and correspondence to PREPA requesting the interconnection evaluation and issuance of a project specific PPOA for Montalva, the Company filed a Notice of Default under the Master Agreement with PREPA on September 24, 2014. PREPA responded to the Notice of Default on November 3, 2014, taking the position that it had other PPOAs issued that would exceed its system renewable capacity and could not accept any additional renewable projects and further had met its obligations under the Master Agreement.

On May 15, 2015, the Company, filed a legal action against PREPA in the courts of Puerto Rico in order to protect and enforce its rights under the Master Agreement. On September 9, 2016, the Superior Court of Puerto Rico denied an application by PREPA to have the case for contractual enforcement and damages dismissed. The Company may now proceed to have the court enforce the agreement, or in lieu of enforcement, direct PREPA to pay US $210 Million in monetary damages, or both. In May of 2018 the Company filed a US Federal RICO lawsuit seeking US $951 Million in damages from PREPA.

On February 6, 2019, the Company announced that PREPA wanted to re-open negotiations to move forward the Montalva Project. The Company has met with PREPA representatives in 2019 and the negotiations are ongoing.

On May 19, 2020, the Company announced that it has reached agreement with the PREPA on a 25-year PPOA for the development, construction, and operation of the Montalva solar project. On May 28, 2020, the Governing Board of PREPA approved the contract.

On August 7, 2020, the Company received unanimous approval from the Puerto Rico Energy Bureau and the Montalva PPOA moved on to final approval by the Puerto Puerto Rico Financial Oversight and Management Board (FOMB). On February 26, 2021, the FOMB approved two projects and excluded the approval of the Montalva project. The Company is in the process of seeking avenues to have the FOMB decision overturned or to have the FOMB approve the projects approved by PREPA. As part of this process, currently the Company together with PREPA are in negotiations in front of PREB.

In addition, the Company has submitted an application in the new Request for Proposal the FOMB asked the non-selected projects to apply to in case the above actions are unsuccessful.

Land Lease Agreements

The below Montalva and Lajas Farm Option Agreements provide for a land lease with a term of twenty-five years and may be extended for up to four additional consecutive periods of five years each, at the Company's option, for the purposes of the Company developing the Montalva project.

The Company entered into an option agreement dated September 9, 2013, which gives the Company the exclusive right and option to lease land in Puerto Rico (the "Montalva Option Agreement").

On various dates since execution of the land purchase option agreement, the parties have executed six separate amendments to extend the expiration date. On December 7, 2020, the Company entered into a further extension to December 31, 2021 to make option payments: US $20,000 within 30 days of signing of the agreement, additional US $20,000 within 30 days, but in no event prior to June 1, 2021, of signing by PPOA with PREPA.

The Lajas Farm option agreement is comprised of three separate lease agreements. On December 1, 2013, the Company entered into an option agreement with renewal options which gives the Company the exclusive right and option to lease an additional site in Puerto Rico for the Montalva Project ("Original Lajas Farm Option").

On January 1, 2014, the Company entered into two additional option agreements for five years each (the "Secondary Lajas Farm Option"), which gives the Company the exclusive right and option to lease additional land in Lajas, Puerto Rico to further expand the Montalva Project.

Subsequent to December 31, 2022, the Company entered into additional extension agreements extending the option term on all agreements to December 31, 2023 and agreeing to make payments totalling US$111,000.

During the year ending December 31, 2022, the Company made payment totalling USD$115,775.

Included in the power project development and construction costs balance for AG Solar are costs related to environmental assessments and land lease option payments.